6. Equity and Stock-based Compensation: Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	10,100,000	8,255,000	8,255,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.06	$ 0.20	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 9 months	4 years 9 months	1 year	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		10,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(3,600,000)	(8,255,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,100,000	8,255,000	8,255,000	8,255,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.06	$ 0.20	$ 0.20	$ 0.20
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.06
Share-based Compensation Arrangement by Share-based Payment Award Options Granted Weighted Average Remaining Contractual Term		5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 0.06	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	6,500,000	10,100,000	8,255,000	8,255,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.06	$ 0.06	$ 0.20	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,500,000